Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,695)	$ (6,113)	$ (9,111)	$ (8,053)	$ 14,753
Adjustments to reconcile net income or loss to net cash provided by (used in) operating activities:
Depreciation	74	87	168	149	132
Amortization	172	158	321	193
Impairment of inventory				201
Impairment of property and equipment				114
Capital (gain) loss from sale of property and equipment	3	15	30	(10)	18
Changes in operating assets and liabilities:
Restricted deposits	(153)	1,736	1,758	(1,433)	162
Accounts receivable		1,198	1,198	631	(3,756)
Inventory		(50)	(50)	(311)	(799)
Deferred tax					(423)
Other receivables	1,829	(263)	(1,773)	1,459	(1,180)
Interest earned on restricted deposit for put option		(98)	128	(128)
Accrued payroll and other compensation related accruals	62	(41)	(135)	210	(291)
Trade payables, accrued expenses and other accounts payable	862	(1,464)	(896)	3,108	1,030
Income tax payable	7	131	73	(2,674)	2,426
Accrued expenses and accounts payable with respect to projects	(502)	(2,248)	(2,193)	(2,233)	2,618
Due to related company				(600)	600
Progress payments in excess of accumulated costs with respect to Projects (accumulated costs with respect to Projects in excess of progress payments)	1,001	963	457	(1,170)	(5,304)
Accrued severance pay	(76)	4	(4)	(25)	171
Total adjustments	3,279	128	(918)	(2,519)	(4,596)
Net cash provided by (used in) operating activities	(2,416)	(5,985)	(10,029)	(10,572)	10,157
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(29)	(125)	(187)	(182)	(353)
Proceeds from sale of property and equipment	21	65	124	10	158
Loans repaid by related company, net					709
Net cash provided by (used in) investing activities	(8)	(60)	(63)	(172)	514
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank loans received	630
Proceeds from the Reverse Merger, net of transaction costs					18,995
Dividends paid					(14,951)
Due from / to controlling shareholders, net		196	196	378	(595)
Withholding tax paid by the Company on behalf of the controlling shareholders' with respect to dividend distributed				(4,393)
Withholding tax paid by the controlling shareholders' to the Company with respect to dividend distributed, to be paid by the Company to the Israel Tax Authority				770
Net cash provided by (used in) financing activities	630	196	196	(3,245)	3,449
Net change in cash and cash equivalents	(1,794)	(5,849)	(9,896)	(13,989)	14,120
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	1,944	11,840	11,840	25,829	11,709
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	150	5,991	1,944	11,840	25,829
Cash paid during the period for:
Interest and banks' charges	33	8	18	36	40
Income tax	$ 1	$ 5	$ 7	$ 3,758	$ 568